Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment (Textual)
Building collateral for short-term bank loans	$ 5,100,000	$ 3,100,000
Depreciation expense	674,247	682,462
Capitalized depreciation in inventories	$ 555,636	$ 568,017